Property and Equipment, Net - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Property Plant And Equipment [Line Items]
Depreciation expense	$ 13,000	$ 51,000	$ 58,000	$ 111,000
Gain on sale of property and equipment			0	29,000
Proceeds from sale of property and equipment				65,000
Property and equipment classified as assets held for sale, fair value				51,000
Impairment of property and equipment	0	36,000	36,000	0
Property and equipment, gross	1,907,000		1,907,000	2,012,000
Proceeds from sale of property and equipment	$ 0	$ 17,000	$ 334,000	$ 115,000